Summary of Significant Accounting Policies - EBI loan (Details) $ in Thousands, € in Millions		1 Months Ended
	Feb. 17, 2022 kr / shares	Aug. 31, 2020 EUR (€) tranche	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Summary of Significant Accounting Policies
Borrowings | $			$ 8,228	$ 8,000
EIB Loan Agreement
Summary of Significant Accounting Policies
Principal amount		€ 20.0
Number of tranches | tranche		3
Debt instrument term		6 years
Exercise price per warrant | kr / shares	kr 1
Tranche One
Summary of Significant Accounting Policies
Principal amount		€ 7.0
Tranche Two
Summary of Significant Accounting Policies
Principal amount		6.0
Tranche Three
Summary of Significant Accounting Policies
Principal amount		€ 7.0